Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 87,178,646.00
Previously Paid Amount	0.00
Total Fee Amount	12,039.37
Total Offset Amount	0.00
Net Fee	$ 12,039.37
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A